Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net Income	$ 576,299	$ 559,210	$ 1,052,841
Denominator (number of shares in thousands):
Basic weighted average common shares outstanding	19,879,161	20,481,894	20,345,394
Dilutive effect of non-vested shares	25,000	19,000	239,000
Diluted weighted average common shares outstanding	19,903,655	20,501,021	20,583,796
Gain on troubled debt write-off		$ 29,400	$ 111,600
Basic earnings per share amount related to the gain on debt extinguishment (in USD per share)		$ 1.43	$ 5.49
Diluted earnings per share amount related to the gain on debt extinguishment (in USD per share)		$ 1.43	$ 5.42